[LOGO] GOLDEN CAPITAL MANAGEMENT


                                                                      PROSPECTUS

                                                   GOLDEN LARGE CORE VALUE FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES

                                                   GOLDEN SMALL CORE VALUE FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES

                                                                 AUGUST 12, 2005


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                      ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS

                    RISK/RETURN SUMMARY                   2

                    Golden Large Core Value Fund
                      Investment Objective                2
                      Principal Investment Strategies     2
                      Principal Investment Risks          4
                      Who May Want to Invest in the Fund  4
                      Portfolio Holdings                  4

                    Golden Small Core Value Fund
                      Investment Objective                5
                      Principal Investment Strategies     5
                      Principal Investment Risks          6
                      Who May Want to Invest in the Fund  7
                      Portfolio Holdings                  7

                    PERFORMANCE                           8

                    FEE TABLE                             9

                    MANAGEMENT                           11

                      The Adviser                        11
                      Portfolio Managers                 11
                      Other Service Providers            12

                    YOUR ACCOUNT                         13

                      How to Contact the Funds           13
                      General Information                13
                      Buying Shares                      14
                      Selling Shares                     19
                      Choosing a Share Class             22
                      Exchange Privileges                22
                      Retirement Accounts                23

                    PORTFOLIO MANAGER PAST PERFORMANCE   24

                    OTHER INFORMATION                    29

                      Distributions                      29
                      Taxes                              29
                      Organization                       30

                    FINANCIAL HIGHLIGHTS                 31

CONCEPTS TO UNDERSTAND

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends. FREE CASH FLOW means the amount of money that a business has at its disposal at any given time after paying out operating costs, interest payments on bank loans and bonds, salaries, research and development and other fixed costs. MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.


 RISK/RETURN SUMMARY

This prospectus offers Institutional and Investor shares for each of Golden Large Core Value Fund and Golden Small Core Value Fund (each a "Fund" and collectively, the "Funds").


GOLDEN LARGE CORE VALUE FUND


INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in the common stock of domestic companies with large market capitalizations ("80% Policy"). Large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the S&P 500 Index or the Russell 1000 Index. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy. As of June 30, 2005, the market capitalizations of the companies in the S&P 500 Index ranged from $540 million to $367.5 billion. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalizations. As of July 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $920 million to $373 billion. The Fund will provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


The core premise of the Fund is to construct an actively managed value-biased portfolio of large-cap companies that exhibit the likelihood of meeting or exceeding earnings expectations.


THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES Golden Capital Management, LLC (the "Adviser") uses a combination of quantitative methods and fundamental analysis to select the securities in which the Fund will invest. The Adviser begins with the universe of large-cap companies included in the Russell 1000 Index that are greater than $2.5 billion in market capitalization. The Adviser applies liquidity and quality screens to reduce the number of large cap companies to approximately 800. The Adviser then uses proprietary valuation and earnings surprise models to identify the catalyst within each company that the Adviser believes makes them unsustainably cheap, meaning that, based on current fundamentals, these companies have the potential to deliver future earning expectations in excess of current analyst expectations.

The Adviser's value model uses a multi-dimensional approach in its fundamental analysis. Instead of ranking companies on simple price/cash flow or price/earnings ratios, the value model objectively analyzes related variables, such as debt levels and capital expenditures, in conjunction with the price/cash flow ratios, in order to provide an appraisal of a company's relative value.

The Adviser's earnings surprise model attempts to forecast the direction and probability of future earnings surprises in order to benefit from the expected stock price reaction to earnings surprises. The model ranks companies based on estimate revisions, surprise history, dispersion among analysts, and sales, inventory, and operating expense growth.

The Adviser only considers purchasing for the Fund's portfolio stocks of the companies that rank in the top quartile of both the value and earnings surprise models. These 50-80 companies comprise the "selection universe" and merit further individual, fundamental analysis. The Adviser's analysis may include evaluating such company's management strength, product quality, competitor actions, and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities diversified among all major economic sectors. The Adviser plans to hold each investment long term if such investment continues to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser's process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in either the valuation or earnings surprise models. In determining which of these stocks to sell, the Adviser may consider the Adviser's controls on annual portfolio turnover and whether there are adequate "buy candidates" to maintain proper diversification of the Fund's portfolio. Before any security is sold, the Adviser performs a review of the company fundamental outlook to validate the models' rankings. Upon the sale of any security, the proceeds are fully reinvested in what the Adviser determines is the single most attractive security within the selection universe that also may contribute to the portfolio's diversification, value characteristics, and risk profile.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective to the extent it is engaged in temporary defensive instruments.

PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  . The stock market goes down;

  . The stock market does not recognize the value of the stocks in the Fund's portfolio;

  .  Value stocks fall out of favor with the stock market; and

  .  The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.



WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  . Are willing to tolerate significant changes in the value of your investment

  . Are pursuing a long-term goal

  . Are seeking a fund investing in large cap companies

  . Are willing to accept high short-term risk.

The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  .  Need regular income or stability of principal

  .  Are pursuing a short-term goal or investing emergency reserves.



PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

CONCEPTS TO UNDERSTAND

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends. FREE CASH FLOW means the amount of money that a business has at its disposal at any given time after paying out operating costs, interest payments on bank loans and bonds, salaries, research and development and other fixed costs. MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.




GOLDEN SMALL CORE VALUE FUND


INVESTMENT OBJECTIVE

The Fund seeks to achieve maximum long-term total return.



PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stock of smaller, lesser-known companies whose stocks are traded in the U.S. markets ("80% Policy"). Smaller companies are those with market capitalizations that are similar, at the time of their purchase, to those of the S&P SmallCap 600 Index or the Russell 2000 Index. The S&P SmallCap 600 Index is a small cap index measuring a segment of the market renowned for poor trading liquidity and financial instability. As of June 30, 2005, the market capitalizations of the companies in the S&P SmallCap 600 Index ranged from $40 million to $4.4 billion. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. As of July 31, 2005, the market capitalizations of the companies in the Russell 2000 Index ranged from $73 million to $3.4 billion. The Fund will provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


The core premise of the Fund is to construct an actively managed value-biased portfolio of smaller companies that exhibit the likelihood to meet or exceed earnings expectations.

THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES The Adviser uses a combination of quantitative methods and fundamental analysis to select the securities in which the Fund will invest. The Adviser begins with the universe of small cap companies that are less than $2.5 billion in market capitalization. The Adviser applies liquidity and quality screens to reduce the number of smaller companies to approximately 1,000. Then the Adviser uses proprietary valuation and earnings surprise models to identify the catalyst within each company that the Adviser believes makes them unsustainably cheap, meaning, that based on current fundamentals, these companies have the potential to deliver future earning expectations in excess of current analyst expectations.

The Adviser's value model uses a multi-dimensional approach in its fundamental analysis. Instead of ranking companies on simple price/cash flow or price/earnings ratios, the value model objectively analyzes related variables, such as debt levels and capital expenditures, in conjunction with the price/cash flow ratios, in order to provide an appraisal of a company's relative value.

The Adviser's earnings surprise model attempts to forecast the direction and probability of future earnings surprises in order to benefit from the expected stock price reaction to earnings surprises. The model ranks companies based on estimate revisions, surprise history, dispersion among analysts, and sales, inventory, and operating expense growth.

The Adviser only considers purchasing for the Fund's portfolio stocks of the companies that rank in the top quartile of both the value and earnings surprise models. These 75-100 companies comprise the "selection universe" and merit further individual, fundamental analysis. The Adviser's analysis may include evaluating such company's management strength, product quality, competitor actions, and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities diversified among all major economic sectors. The Adviser plans to hold each investment long term if such investment continues to satisfy the Fund's investment criteria.


THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser's process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in either the valuation or earnings surprise models. In determining which of these stocks to sell, the Adviser may consider the Adviser's controls on annual portfolio turnover and whether there are adequate "buy candidates" to maintain proper diversification of the Fund's portfolio. Before any security is sold, the Adviser performs a review of the company's fundamental outlook to validate the models' rankings. Upon the sale of any security, the proceeds are fully reinvested in what the Adviser determines is the single most attractive security within the selection universe that also may contribute to the portfolio's diversification, value characteristics, and risk profile.


TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective to the extent it is engaged in temporary defensive instruments.



PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  .  The stock market goes down;

  . The stock market does not recognize the value of the stocks in the Fund's portfolio;

  . Value stocks fall out of favor with the stock market; and

  . The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

  . The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies;

  . Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies and this could have a significant impact on the price of the security;

  . The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested;

  . More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks; and

  . At certain times, the stock market may not favor the smaller securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.



WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  . Are willing to tolerate significant changes in the value of your investment

  . Are pursuing a long-term goal

  . Are seeking a fund investing in small cap companies

  . Are willing to accept high short-term risk.

The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  .  Need regular income or stability of principal

  .  Are pursuing a short-term goal or investing emergency reserves.



PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

 PERFORMANCE


Performance information for the Funds is not provided because the Funds had not commenced operations prior to the date of this Prospectus.

 FEE TABLE

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares or Investor Shares of a Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into a Fund's share price rather than charged directly to shareholder accounts.

   SHAREHOLDER FEES               GOLDEN LARGE CORE      GOLDEN SMALL CORE
   (FEES PAID DIRECTLY FROM           VALUE FUND             VALUE FUND
   YOUR INVESTMENT)
                                INSTITUTIONAL INVESTOR INSTITUTIONAL INVESTOR
                                   SHARES      SHARES     SHARES      SHARES
   Maximum Sales Charge
     (Load) Imposed on
     Purchases (as a percentage
     of the offering price)          None       None        None       None
   Maximum Sales Charge
     (Load) Imposed on
     Reinvested Distributions        None       None        None       None
   Maximum Deferred Sales
     Charge (Load) Imposed
     on Redemptions (as a
     percentage of the sale
     price) None None None None Redemption Fee (as a
     percentage of amount
     redeemed) None None None None Exchange Fee (as a
     percentage of amount
     redeemed) None None None None ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees/(1)/             0.70%      0.70%       1.10%      1.10%
   Distribution and/or Service
     (12b-1) Fees/(2)/ None 0.25% None 0.25% Other  Expenses/(3)/ None None None
   None
   TOTAL ANNUAL FUND
     OPERATING EXPENSES             0.70%      0.95%       1.10%      1.35%


/(1)/Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the

  Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.
/(2)/The Funds have adopted a Rule 12b-1 Plan for the Investor Shares and that allows the Funds to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing to shareholders.
/(3)/Based on projected amounts for the Funds' fiscal years ending June 30, 2006.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of a Fund's classes for the time period indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that each Fund's total annual operating expenses and net expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       GOLDEN LARGE CORE      GOLDEN SMALL CORE
                           VALUE FUND             VALUE FUND
                     INSTITUTIONAL INVESTOR INSTITUTIONAL INVESTOR
                        SHARES      SHARES     SHARES      SHARES
             1 Years     $ 72        $ 97       $112        $137
             3 Years     $224        $303       $350        $428

 MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Funds are managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.



THE ADVISER


The Funds' Adviser is Golden Capital Management, LLC, Five Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, NC 28262. The Adviser is an SEC registered investment advisory firm that currently manages assets for institutional and high net worth individuals nationwide. The portfolio management team of Messrs. Greg W. Golden and Jeff C. Moser has over 38 years of investment management experience and has been together since 1992. They have been the sole management team of the managed accounts and institutional accounts invested in the Golden Large Core Value strategy since its inception on December 31, 1995 and the managed accounts and institutional accounts invested in the Golden Small Core Value strategy since its inception on June 30, 2002.


Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser receives an annual advisory fee from each Fund at an annual rate equal to 0.70% of the Large Core Value Fund's average annual daily net assets and 1.10% of the Small Core Value Fund's average annual daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.


As of June 30, 2005, the Adviser had approximately $1.94 billion in assets under management.


A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds will be included in the Funds' semi-annual report for the period ended December 31, 2005 and is currently available in the SAI.



PORTFOLIO MANAGERS

Jeff C. Moser, CFA and Greg W. Golden, CFA, principals and founders of the Adviser, manage the portfolios. Mr. Moser is the lead manager of the Large Core Value Fund and has managed portfolios in this style since 1987. Mr. Golden is the lead manager of the Small Core Value Fund and has managed portfolios in this style since 2002. Together, Messrs. Moser and Golden perform all of the functions related to the management of the portfolios and have made all portfolio decisions since the strategy inception dates.

GREG W. GOLDEN, CFA, serves as the President and CEO of the Adviser, which he co-founded in March 1999. Prior to that date, he served as Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment advisor wholly owned by Bank of America. Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee. During his tenure as Head of Structured Products, Mr. Golden oversaw tremendous growth in assets from $350 million in 1992 to over $13 billion in 1999. Mr. Golden has been featured on CNBC, the Dow Jones Investment Advisor Magazine, Buy Side Magazine, and has made numerous appearances as a guest speaker at investment industry conferences. His past experience includes portfolio management, derivatives management, trading, asset allocation, and quantitative analysis. His educational background includes a BBA in Finance from Belmont University in Nashville, TN. He was awarded the Chartered Financial Analyst (CFA) designation in 1999. Mr. Golden is a member of the Association for Investment Management and Research, the North Carolina Society of Financial Analysts, Inc., and the Chicago Quantitative Alliance.

JEFF C. MOSER, CFA, serves as the Principal and Managing Director of the Adviser, which he co-founded in March 1999. Prior to that date, he served as Senior Vice President of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment advisor wholly owned by Bank of America. Mr. Moser began his career with Bank of America 1983 and was Senior Portfolio Manager and co-founder of their highly successful $1.8 billion Disciplined Equity product. Mr. Moser is a Phi Beta Kappa graduate of Wake Forest University with a B.S. in Mathematics. He was awarded the Chartered Financial Analyst (CFA) designation in 1989. Mr. Moser is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts, Inc.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of the Funds.



OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Funds.


Foreside Fund Services, LLC, the Funds' principal underwriter (the "Distributor") acts as the Funds' representative in connection with the offering of the Funds' shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

HOW TO CONTACT THE FUNDS


WRITE TO US AT:
 Golden Funds
 P.O. Box 446
 Portland, Maine 04112 OVERNIGHT ADDRESS:
 Golden Funds
 Two Portland Square
 Portland, Maine 04101
                                TELEPHONE US AT:

 (800) 206-8610 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
 Citibank, N.A.
 New York, New York
 ABA #021000089
FOR CREDIT TO:
 Citigroup Fund
 Services, LLC
 Account # 30576692
 [Name of Your Fund
 (Your Name)
 (Your Account Number)

 YOUR ACCOUNT



GENERAL INFORMATION


You may purchase or sell (redeem) the Funds' shares at the net asset value of a share ("NAV"), next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 14 through 23). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Funds reserve the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Funds may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Funds' officers. The time at which the NAV is calculated may change in case of an emergency.

Each Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a

Fund calculates its NAV, or (3) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund calculates its NAV. Fair value pricing is based on subjective factors and fair valuation could result in a different NAV than a NAV determined by using market quotes. As a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions whereby the Adviser agrees to pay a financial institution for inclusion of a Fund on the financial institution's mutual fund "supermarket" platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in case of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.



BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Funds' anti-money laundering procedures the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Funds.

     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to the "Golden Funds" or to one or more owners of the account and endorsed to "Golden Funds." For all other accounts, the check must be made payable on its face to "Golden Funds." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Funds accept investments in the following minimum amounts:

                                                     MINIMUM    MINIMUM
                                                     INITIAL   ADDITIONAL
                                                    INVESTMENT INVESTMENT
      INSTITUTIONAL SHARES
        Standard Accounts                             $5,000     $1,000
        Traditional and Roth IRA Accounts             $5,000     $1,000
        Accounts with Systematic Investment Plans     $  500     $  500
      INVESTOR SHARES
        Standard Accounts                             $2,500     $  500
        Traditional and Roth IRA Accounts             $2,500     $  500
        Accounts with Systematic Investment Plans     $  100     $  100

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your broker. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If a Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any redemption fees assessed.

A Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Funds' policy to discourage short-term trading. Frequent trading in a Fund, such as by traders seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Funds reserve the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment.


Because the Funds receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Funds cannot always detect frequent purchases and redemptions. As a consequence, the Funds' ability to monitor and discourage abusive trading practices in such accounts may be limited.


The Small Core Value Fund's investment in securities of small- and medium-sized capitalization companies may make the Fund's shares more susceptible to frequent trading as shareholders may try to capitalize on the market volatility of such securities and the effect of the volatility on the value of Fund shares.

The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT  REQUIREMENT  INDIVIDUAL,  SOLE . Instructions
              must be PROPRIETORSHIP AND JOINT signed by all persons ACCOUNTS required to sign Individual accounts are exactly as their names
              owned  by  one   person,   as  appear  on  the  account  are  sole
              proprietorship accounts. Joint accounts have two or more owners (tenants) GIFTS OR TRANSFERS TO A . Depending on state MINOR (UGMA, UTMA) laws, you can set up a These custodial accounts custodial account provide a way to give under the UGMA or the money to a child and UTMA obtain tax benefits . The custodian must sign instructions in a
                                          manner indicating
                                          custodial capacity
              CORPORATIONS/OTHER        . Submit a certified
                                          copy of its articles
                                          of incorporation (a
                                          government-issued
                                          business license or
                                          other document that
                                          reflects the existence
                                          of the entity) and
                                          corporate resolution
                                          or secretary's
                                          certificate
              TRUSTS                    . The trust must be
                                          established before an
                                          account can be opened
                                        . Provide the first and signature  pages
                                          from the  trust  document  identifying
                                          the trustees

INVESTMENT PROCEDURES

                                           HOW TO ADD TO YOUR
               HOW TO OPEN AN ACCOUNT           ACCOUNT
              BY CHECK                  BY CHECK
              . Call or write us for    . Fill out an investment
                an account application    slip from a
              . Complete the              confirmation or write
                application (and other    us a letter
                required documents)     . Write your account
              . Mail us your  original  number on your  check  application  (and other . Mail us the slip (or required documents) your letter) and the and a check check
              BY WIRE                   BY WIRE
              . Call or write us for    . Call to notify us of
                an account application    your incoming wire
              . Complete the            . Instruct your U.S.
                application (and other    financial institution
                required documents)       to wire your money to
              . Call us to fax the us completed  application (and other required documents) and we will assign you an account number
              . Mail us your original application (and other required documents) . Instruct your U.S. financial institution to wire your money to us
              BY ACH PAYMENT BY SYSTEMATIC INVESTMENT . Call or write us for . Complete the
                an account application    systematic investment
              . Complete the              section of the
                application (and other    application
                required documents)     . Attach a voided check
              . Call us to fax the to your application  completed  application .
                Mail us the completed (and other required application and voided documents) and we will check assign you an account . We will electronically number debit your purchase
              . Mail us your original  proceeds from the application  (and other financial institution required documents) account identified on
              . We  will   electronically   your  account  debit  your  purchase
                application  proceeds  from the  financial  institution  account identified on your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100 for Investor Shares and $500 for Institutional Shares.

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Funds and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.



SELLING SHARES

The Funds process redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                             HOW TO SELL SHARES FROM
                                  YOUR ACCOUNT
                           BY MAIL
                           . Prepare a written request including:
                            . Your name(s) and signature(s)
                            . Your account number . The Fund name . The dollar amount or number of shares you
                              want to sell
                            . How and where to send
                                 the redemption
                              proceeds
                              . Obtain a signature
                             guarantee (if required)
                           . Obtain other documentation (if required)
                           . Mail us your request
                                and documentation
                           BY WIRE
                             . Wire redemptions are
                             only available if your
                                redemption is for
                             $5,000 or more and you
                              did not decline wire
                              redemption privileges
                             on your account
                             application
                           . Call us with your
                             request (unless you
                               declined telephone
                              redemption privileges
                             on your account
                              application) (see "By
                             Telephone") or . Mail us your request
                             (see "By Mail")
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                               declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following information:
                              . Your account number
                               . Exact name(s) in
                              which the account is
                              registered
                              . Additional form of
                                 identification
                           . Redemption proceeds will be:
                            . Mailed to you OR
                            . Wired to you (unless
                                you declined wire
                              redemption privileges
                                 on your account
                              application) (see "By Wire")
                           SYSTEMATICALLY
                           . Complete the systematic  withdrawal  section of the
                             application
                           . Attach a voided check
                               to your application
                           . Mail us your completed application
                              . Redemption proceeds
                             will be electronically
                                credited to your
                             account at the
                              financial institution
                               identified on your
                               account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .  Written requests to redeem $100,000 or more

  .  Changes to a shareholder's record name

  . Redemptions from an account for which the address or account registration has changed within the last 30 days

  . Sending redemption and distribution proceeds to any person, address or financial institution account, not on record

  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

  . Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on any redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).


LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

CHOOSING A SHARE CLASS

The following is a summary of the differences between Institutional Shares and Investor Shares of the Funds:

                INSTITUTIONAL SHARES        INVESTOR SHARES
              . Designed for eligible   . Designed for retail
                institutions              investors
                (financial
                institutions,
                corporations, trusts,
                estates and religious
                and charitable
                organizations),
                employee benefit plans
                with assets of at
                least $10 million, and
                registered investment
                advisors or financial
                planners purchasing
                shares on behalf of
                clients and who charge
                asset-based or hourly
                fees
              . Lower expense ratio . Higher expense ratio than Investor  Shares than Institutional due to no Rule 12b-1 Shares due to Rule distribution fees 12b-1 fees

Fees vary considerably between the Funds' classes. You should carefully consider the differences in the classes' fee structures as well as the length of time you wish to invest in the Funds before choosing which class to purchase. Please review the Fee Table for the Fund before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

RULE 12B-1 DISTRIBUTION AND/OR SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Funds pay the distributor a fee of up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to Investor Shares.



EXCHANGE PRIVILEGES

You may exchange your shares of the Funds for shares of certain other funds by mail or telephone unless you declined telephone redemption privileges on your account application. Not all funds available for exchange may be available for purchase in your state. Check with the transfer agent regarding funds available for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. The Funds reserve the right to refuse any exchange request, particularly a request that could adversely affect a Fund or its operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE
                           BY MAIL
                           . Prepare a written request including:
                            . Your name(s) and signature(s)
                            . Your account number
                            . The names of each fund you are exchanging
                            . The dollar amount or
                              number of shares you
                              want to sell (and
                              exchange)
                           . Open a new account and
                               complete an account
                             application if you are
                              requesting different
                             shareholder privileges
                              . Obtain a signature
                             guarantee, if required
                           . Mail us your request
                                and documentation
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                               declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following information:
                              . Your account number
                               . Exact name(s) in
                                which account is
                              registered
                              . Additional form of
                                 identification



RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. The Funds may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

 PORTFOLIO MANAGER PAST PERFORMANCE

GOLDEN LARGE CORE VALUE FUND

The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser* that have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. These accounts were managed by Jeff C. Moser and Greg W. Golden, the portfolio managers responsible for the Fund's day-to-day operations. Mr. Moser is the lead manager. Together, Messrs. Moser and Golden perform all of the functions related to the management of the portfolio and have made all portfolio decisions since the strategy inception date. As of June 30, 2005, the Adviser did not manage any registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Adviser's private accounts had been readjusted to reflect the first year expenses of the Fund, the performance of the private accounts would have been lower. You should not consider this performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum applicable annual advisory fee of 0.75% for private accounts in this strategy, pro-rated on a monthly basis, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the

--------
* Prior to forming the Adviser in March 1999, the portfolio managers of the Adviser managed private accounts from December 31, 1995 to March 31, 1999 while employed at TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly owned investment subsidiary of Bank of America. The accounts of the portfolio managers while employed at TradeStreet were managed in substantially the same manner as those accounts currently managed by the Adviser.

Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the Adviser's private accounts for the periods ended December 31, 2004. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                                     [CHART]

                                            SINCE INCEPTION
1 YEAR    3 YEARS   5 YEARS     7 YEARS   (DECEMBER 31, 1995)
-------   -------  -------      -------   -------------------
14.02%     7.22%     5.05%       10.99%           15.13%

The calendar year-to date total return as of June 30, 2005 was 0.46%.

                         ADVISER'S LARGE CORE  S&P 500   RUSSELL 1000 VALUE
     YEAR(S)             VALUE COMPOSITE/(1)/ INDEX/(2)/     INDEX/(3)/
     1 Year (2004)              14.02%         10.88%          16.48%
     3 Years (2002-2004)         7.22%          3.56%           8.56%
     5 Years (2000-2004)         5.05%         -2.33%           5.27%
     7 Years (1998-2004)        10.99%          4.74%           6.99%
     Since Inception
       (1996-2004)/(4)/         15.13%          9.53%          11.38%

/(1)/The presentation (the "Composite") describes 32 accounts valued at $426 million, as of December 31, 2004. The Composite comprises all accounts (other than wrap accounts) valued in excess of $1 million that are managed in the Large Core Value strategy by Jeff C. Moser and Greg W. Golden. Composite performance includes terminated accounts and accounts that have been open for at least one full month. Composite performance results managed by Jeff C. Moser, CFA and Greg W. Golden, CFA from December 31, 1995 to March 31, 1999 were realized while employed at TradeStreet Investment Associates, Inc., a wholly owned investment subsidiary of Bank of America. For this time period, Golden Capital Management is utilizing two representative portfolios that were the most dominant accounts in the strategy while employed at TradeStreet Investment Associates, Inc. From
     April 1, 1999 to the present, composite performance results reflect a composite of portfolios managed by Messrs. Moser and Golden while employed at Golden Capital Management.
/(2)/The S&P 500 Index measures the performance of large capitalization U.S.
     equities.
/(3)/The Russell 1000 Value Index measures the performance of large capitalization U.S. value equities.
/(4)/Since Inception, December 31, 1995 through December 31, 2004.

GOLDEN SMALL CORE VALUE FUND

The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser that have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. These accounts were managed by Greg W. Golden and Jeff C. Moser, the portfolio managers responsible for the Fund's day-to-day operations. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Adviser's private accounts had been readjusted to reflect the first year expenses of the Fund, the performance of the private accounts would have been lower. You should not consider this performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum applicable annual advisory fee of 1.0% for private accounts in this strategy, pro-rated on a monthly basis, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the Adviser's private accounts for the periods ended December 31, 2004. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                                     [CHART]

              SINCE INCEPTION
1 YEAR       (JUNE 30, 2002)
-------       --------------
20.41%            18.94%

The calendar year-to date total return as of June 30, 2005 was 7.36%.

                                  ADVISER'S      S&P 600   RUSSELL 2000
                               SMALL CORE VALUE SMALL CAP     VALUE
         YEAR(S)                COMPOSITE/(1)/  INDEX/(2)/  INDEX/(3)/
         1 Year (2004)              20.41%       22.66%       22.25%
         Since Inception
           (6/30/02-2004)/(4)/      18.94%       15.14%       16.80%


/(1)/The presentation (the "Composite") describes 1 account valued at $8 million, as of December 31, 2004. The Composite comprises the only fee paying account valued in excess of $1 million that is managed in the Small Core Value strategy by Greg W. Golden and Jeff C. Moser. Composite performance includes terminated accounts and accounts that have been open for at least one full month.

/(2)/The S&P 600 Small Cap Index measures the performance of small capitalization U.S. equities.
/(3)/The Russell 2000 Value Index measures the performance of small capitalization U.S. value equities.
/(4)/Since Inception, June 30, 2002 through December 31, 2004.

 OTHER INFORMATION



DISTRIBUTIONS

The Funds declare distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Funds will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.



TAXES

The Funds operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distributions of net long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes.

Some of the Funds' distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and a Fund's distribution of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes.

The Funds may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Funds will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.



ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Funds). From time to time, large shareholders may control the Funds or the Trust.

 FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                          GOLDEN LARGE CORE VALUE FUND
                              INSTITUTIONAL SHARES
                                 INVESTOR SHARES

                          GOLDEN SMALL CORE VALUE FUND
                              INSTITUTIONAL SHARES
                                 INVESTOR SHARES

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Funds' investments will be available in the Funds' annual/semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUNDS
You can get free copies of the annual/semi-annual reports (when available), the SAI, request other information, and discuss your questions about the Funds by contacting the Funds at:

                                  Golden Funds
                                 P.O. Box 446
                              Portland, Maine 04112

                                 (800) 206-8610



You will also be able to obtain free copies of the annual/semi-annual reports and the SAI on the Funds' website at www.GoldenFunds.net upon completion of the web site's construction.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION You can also review the Funds' annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                        Email address: publicinfo@sec.gov


Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's web site at www.sec.gov.

                                   DISTRIBUTOR
                           Foreside Fund Services, LLC
                        Two Portland Square, 1/st/ Floor
                              Portland, Maine 04101
                                 (866) 453-5199
                                www.foresides.com


                   Investment Company Act File No. 811-3023